Debt (Revolving Credit Agreement) (Narrative) (Details) - Revolving Credit Facility [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 12,000
Credit agreement - initiation date	Dec. 31, 2015
Term of Loan	5 years
Credit agreement - advances outstanding		$ 0
Ratio of net debt to EBITDA covenant	3.5 to 1
Credit agreement - maturity date	Dec. 11, 2020
Credit agreement - maximum potential extension of term (years)	2 years
Credit agreement - minimum borrowing capacity	$ 0
Credit agreement - minimum lender approval percentage for extension of term (in hundredths)	50.00%
Credit agreement - base rate	• at a variable annual rate equal to (1) the highest of: (a) the base rate of the bank affiliate of Citibank, N.A., (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in this agreement); or • at a rate equal to: (i) LIBOR for a period of one, two, three or six months, as applicable, plus (ii) an applicable margin (as set forth in this agreement).
Additional Margin Upon Default [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Additional Margin Upon Default [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Additional Margin Upon Default [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Additional Margin Upon Default [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate	2.00%
Facility Fee [Member] | High Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.07%
Facility Fee [Member] | Moderate Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.09%
Facility Fee [Member] | Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.10%
Facility Fee [Member] | Very Low Credit Rating [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage	0.125%